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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

     This Amendment (Check only one):  [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Independent Order of Foresters

Address: 789 Don Mills Road
         Toronto, Ontario
         Canada
         M3C 1T9

Form 13F File Number: 28-____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Katharine Rounthwaite

Title: SVP, General Counsel, Chief Compliance Officer and Executive Secretary

Phone: 416-467-2579______________

Signature, Place, and Date of Signing:


/s/ Katharine Rounthwaite        Toronto, Ontario, Canada     November 6, 2012

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 104

Form 13F Information Table Value Total: $94,569
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

First Investors Management Company Inc.
Cramer Rosenthal McGlynn, LLC
Jarislowsky, Fraser Limited


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                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
--------------------------- ---------  ----------  --------  --------------------------  ----------  --------  ---------------------
                             TITLE OF               VALUE    SHRS OR    SH/      PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER            CLASS       CUSIP    (X$1000)  PRN AMT    PRN      CALL    DISCRETION  MANAGER    SOLE    SHARED  NONE
--------------------------- ---------  ----------  --------  -------   ------   -------  ----------  --------  -----    ------  ----
Ishares Iboxx
Investment Grade             Exchange
Corporate Bond Fund          Traded
                             Fund      464287242    25,866   212,500   SH                SOLE                  212,500  0       0
Acadia Realty Trust          REIT      004239109        85     3,445   SH                SOLE                    3,445  0       0
Agree Realty Corp            REIT      008492100       897    35,203   SH                SOLE                   35,203  0       0
Alexandria Real
Estate Equity                REIT      015271109       452     6,150   SH                SOLE                    6,150  0       0
American Assets
Trust Inc                    REIT      024013104       187     7,000   SH                SOLE                    7,000  0       0
American Campus
Communities                  REIT      024835100       565    12,887   SH                SOLE                   12,887  0       0
Annaly Capital
Management Inc               REIT      035710409     1,351    80,200   SH                SOLE                   80,200  0       0
Apartments Investment        REIT      03748R101       384    14,762   SH                SOLE                   14,762  0       0
Associated  Estates
Realty  CP                   REIT      045604105     1,226    80,893   SH                SOLE                   80,893  0       0
Avalonbay Communities
Inc                          REIT      053484101     1,757    12,928   SH                SOLE                   12,928  0       0
BRE Properties Inc           REIT      05564E106       366     7,800   SH                SOLE                    7,800  0       0
Biomed Realty
Trust Inc                    REIT      09063H107       522    27,900   SH                SOLE                   27,900  0       0
Boston Properties Inc        REIT      101121101     2,207    19,959   SH                SOLE                   19,959  0       0
Brandywine
Realty Trust                 REIT      105368203       331    27,192   SH                SOLE                   27,192  0       0
CBL & Associates
Properties                   REIT      124830100     1,506    70,562   SH                SOLE                   70,562  0       0
Camden Property Trust        REIT      133131102     1,044    16,202   SH                SOLE                   16,202  0       0
CapLease Inc                 REIT      140288101     1,580   306,286   SH                SOLE                  306,286  0       0
Cedar Shopping
Centers Inc                  REIT      150602209        23     4,300   SH                SOLE                    4,300  0       0
Colonial Properties Trust    REIT      195872106       234    11,098   SH                SOLE                   11,098  0       0
Commonwealth Reit            REIT      203233101       324    22,299   SH                SOLE                   22,299  0       0
Corporate Office
Properties                   REIT      22002T108       335    13,988   SH                SOLE                   13,988  0       0
Cousins Properties Inc       REIT      222795106        77     9,691   SH                SOLE                    9,691  0       0
Cubesmart                    REIT      229663109       194    15,100   SH                SOLE                   15,100  0       0
DCT Industrial
Trust Inc                    REIT      233153105        59     9,100   SH                SOLE                    9,100  0       0
Ddr Corp                     REIT      23317H102       698    45,464   SH                SOLE                   45,464  0       0
Diamondrock
Hospitality Co               REIT      252784301       134    13,879   SH                SOLE                   13,879  0       0
Digital Realty
Trust  Inc                   REIT      253868103     1,068    15,300   SH                SOLE                   15,300  0       0
Douglas Emmett Inc           REIT      25960P109       152     6,600   SH                SOLE                    6,600  0       0
Duke Realty Corp             REIT      264411505       834    56,765   SH                SOLE                   56,765  0       0
DuPont Fabros
Technology Inc               REIT      26613Q106       299    11,850   SH                SOLE                   11,850  0       0
EastGroup
Properties Inc               REIT      277276101       165     3,100   SH                SOLE                    3,100  0       0
Education Realty
Trust  Inc                   REIT      28140H104        35     3,200   SH                SOLE                    3,200  0       0
Equity Lifestyle Properties  REIT      29472R108       504     7,403   SH                SOLE                    7,403  0       0
Equity One Inc               REIT      294752100       132     6,270   SH                SOLE                    6,270  0       0
Equity Residential
Props Trust                  REIT      29476L107     2,191    38,076   SH                SOLE                   38,076  0       0
Essex Property
Trust Inc                    REIT      297178105       203     1,370   SH                SOLE                    1,370  0       0
Excel Trust Inc              REIT      30068C109       305    26,700   SH                SOLE                   26,700  0       0
Extra Space
Storage Inc                  REIT      30225T102       199     6,000   SH                SOLE                    6,000  0       0
Federal Realty
Invs Trust                   REIT      313747206       727     6,907   SH                SOLE                    6,907  0       0
Felcor Lodging
Trust Inc                    REIT      31430F101        21     4,500   SH                SOLE                    4,500  0       0
First Industrial
Realty Tr                    REIT      32054K103        38     2,900   SH                SOLE                    2,900  0       0
First Potomac
Realty Trust                 REIT      33610F109       114     8,900   SH                SOLE                    8,900  0       0
Franlklin Street
Properties                   REIT      35471R106       205    18,514   SH                SOLE                   18,514  0       0
General Growth
Properties                   REIT      370023103       178     9,162   SH                SOLE                    9,162  0       0
Glimcher Realty
Trust                        REIT      379302102       108    10,239   SH                SOLE                   10,239  0       0
Government
Properties Income            REIT      38376A103       346    14,800   SH                SOLE                   14,800  0       0
Gyrodyne Co
of America Inc               REIT      403820103       282     2,600   SH                SOLE                    2,600  0       0
HCP Inc                      REIT      40414L109     1,643    36,950   SH                SOLE                   36,950  0       0
Healthcare Realty
Trust Inc                    REIT      421946104        90     3,900   SH                SOLE                    3,900  0       0
Health Care
Reit Inc                     REIT      42217K106     1,088    18,853   SH                SOLE                   18,853  0       0
Hersha Hospitality
Trust                        REIT      427825104        37     7,600   SH                SOLE                    7,600  0       0
Highwood
Properties Inc               REIT      431284108       391    12,000   SH                SOLE                   12,000  0       0
Home
Properties Inc               REIT      437306103       383     6,260   SH                SOLE                    6,260  0       0
Hospitality
Properties Trust             REIT      44106M102     1,904    80,154   SH                SOLE                   80,154  0       0
Host Hotels &
Resorts Inc                  REIT      44107P104       907    56,548   SH                SOLE                   56,548  0       0
ISTAR FINANCIAL INC          REIT      45031U101         2       216   SH                SOLE                      216  0       0

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
--------------------------- ---------  ----------  --------  --------------------------  ----------  --------  ---------------------
                             TITLE OF               VALUE    SHRS OR    SH/      PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER            CLASS       CUSIP    (X$1000)  PRN AMT    PRN      CALL    DISCRETION  MANAGER    SOLE    SHARED  NONE
--------------------------- ---------  ----------  --------  -------   ------   -------  ----------  --------  -----    ------  ----
Inland Real
Estate Corp                  REIT      457461200       360    43,600   SH                SOLE                   43,600  0       0
Investors Real
Estate Trust                 REIT      461730103         8       992   SH                SOLE                      992  0       0
Kilroy Realty Corp           REIT      49427F108       102     2,280   SH                SOLE                    2,280  0       0
Kimco Realty Corp            REIT      49446R109     1,313    64,802   SH                SOLE                   64,802  0       0
Kite Realty
Group Trust                  REIT      49803T102        39     7,700   SH                SOLE                    7,700  0       0
LTC Properties Inc           REIT      502175102     1,117    35,056   SH                SOLE                   35,056  0       0
LaSalle Hotel
Properties                   REIT      517942108       480    18,000   SH                SOLE                   18,000  0       0
Lexington
Realty Trust                 REIT      529043101     1,611   166,820   SH                SOLE                  166,820  0       0
Liberty Property Trust       REIT      531172104       947    26,150   SH                SOLE                   26,150  0       0
The Macerich Co              REIT      554382101       609    10,643   SH                SOLE                   10,643  0       0
Mack-Cali
Realty Corporation           REIT      554489104       968    36,400   SH                SOLE                   36,400  0       0
Medical Properties
Trust Inc                    REIT      58463J304       185    17,700   SH                SOLE                   17,700  0       0
Mid-America
Apartment
Comm Inc                     REIT      59522J103       679    10,400   SH                SOLE                   10,400  0       0
Mission West
Properties Inc               REIT      605203108        95    10,900   SH                SOLE                   10,900  0       0
Monmouth REIT
Class A                      REIT      609720107       497    44,456   SH                SOLE                   44,456  0       0
Natl Health
Investors Inc                REIT      63633D104        46       900   SH                SOLE                      900  0       0
Omega Healthcare
Investors                    REIT      681936100     1,073    47,226   SH                SOLE                   47,226  0       0
One Liberty
Properties Inc               REIT      682406103     1,902   101,997   SH                SOLE                  101,997  0       0
PS Business
Parks Inc CA                 REIT      69360J107       355     5,308   SH                SOLE                    5,308  0       0
Parkway
Properties Inc               REIT      70159Q104       292    21,873   SH                SOLE                   21,873  0       0
Penn Real Estate
Invest Trust                 REIT      709102107       146     9,224   SH                SOLE                    9,224  0       0
Piedmont Office
Realty Trust                 REIT      720190206       928    53,544   SH                SOLE                   53,544  0       0
Post Properties Inc          REIT      737464107       152     3,170   SH                SOLE                    3,170  0       0
Prologis Inc                 REIT      74340W103     1,068    30,523   SH                SOLE                   30,523  0       0
Public Storage Inc           REIT      74460D109     2,502    17,990   SH                SOLE                   17,990  0       0
Ramco Gerhenson
Properties                   REIT      751452202       113     9,050   SH                SOLE                    9,050  0       0
Regency Centers Corp         REIT      758849103       500    10,271   SH                SOLE                   10,271  0       0
Retail Properties
of America                   REIT      76131V202       128    11,314   SH                SOLE                   11,314  0       0
Rouse Properties Inc         REIT      779287101       643    44,842   SH                SOLE                   44,842  0       0
SL Green                     REIT      78440X101       730     9,121   SH                SOLE                    9,121  0       0
Sabra Health
Care Reit Inc                REIT      78573L106       635    31,734   SH                SOLE                   31,734  0       0
Saul Centers Inc             REIT      804395101        22       500   SH                SOLE                      500  0       0
Select Income Reit           REIT      81618T100       348    14,128   SH                SOLE                   14,128  0       0
Senior Housing
Prop Trust                   REIT      81721M109       595    27,300   SH                SOLE                   27,300  0       0
Simon Property
Group Inc                    REIT      828806109     6,762    44,546   SH                SOLE                   44,546  0       0
Sovran Self
Storage Inc                  REIT      84610H108       362     6,270   SH                SOLE                    6,270  0       0
Sun Communities Inc          REIT      866674104        46     1,050   SH                SOLE                    1,050  0       0
Sunstone Hotel
Investors Inc                REIT      867892101        81     7,328   SH                SOLE                    7,328  0       0
Tanger Factory
Outlet Centers               REIT      875465106       382    11,820   SH                SOLE                   11,820  0       0
Taubman Centers Inc          REIT      876664103       402     5,243   SH                SOLE                    5,243  0       0
Terreno Realty Corp          REIT      88146M101       162    10,241   SH                SOLE                   10,241  0       0
UDR  Inc                     REIT      902653104     1,022    41,202   SH                SOLE                   41,202  0       0
Universal Health
Realty Income                REIT      91359E105        60     1,300   SH                SOLE                    1,300  0       0
Ventas Inc                   REIT      92276F100     2,467    39,615   SH                SOLE                   39,615  0       0
Vornado Realty Trust         REIT      929042109     3,121    38,515   SH                SOLE                   38,515  0       0
Washington Real
Estate Inv                   REIT      939653101       819    30,500   SH                SOLE                   30,500  0       0
Weingarten Realty Invst      REIT      948741103       731    25,998   SH                SOLE                   25,998  0       0
Winthrop Realty Trust        REIT      976391300         9       801   SH                SOLE                      801  0       0